Fair Value Disclosures - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 fixed maturity and equity securities	$ 18.8	$ 18.2	$ 28.2
Single Broker Quote
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 fixed maturity and equity securities	0.2
Independent and Non-Binding Broker Quotes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 fixed maturity and equity securities	$ 18.4